Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Commitments to extend credit to customers with TDRs	¥ 130,788	¥ 90,097		¥ 130,788	¥ 90,097
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	157,320	(164,480)	¥ 19,970
Foreign Subsidiaries [Member] | Covid 19 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Effect of recording a provision for credit losses and a provision for off-balance sheet credit instruments, not recognized for the fiscal year	10,000	84,000
Decrease in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	¥ (5,000)	¥ (58,000)
Nonperforming Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease from charge-offs in the allowance for credit losses due to loan disposal activity				¥ 16,800	19,400
Increase from recoveries in the allowance for credit losses due to loan disposal activity						¥ 15,100
Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day				90 days
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings				1 through 15
Significant sales of loans				¥ 1,684,000	¥ 2,136,000	¥ 1,769,000
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				1 month
Loans contractually past due before becoming defaulted loans, period				1 month
Commercial [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day				90 days
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings				1 through 9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings				10 through 12
Commercial [Member] | Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day				90 days
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings				13 through 15
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				6 months
Loans contractually past due before becoming defaulted loans, period				6 months
Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day				90 days
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Loans contractually past due before becoming defaulted loans, period				1 month
MUFG [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans				¥ 586,000
MUFG [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Loans contractually past due before becoming defaulted loans, period				60 days
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Loans contractually past due before becoming defaulted loans, period				6 months
Krungsri [Member] | Minimum [Member] | Under-Performing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date, in day				30 days
Krungsri [Member] | Minimum [Member] | Non-Performing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date, in day				90 days